Financial asset at fair value through profit or loss	6 Months Ended
Dec. 31, 2024
Current financial assets at fair value through profit or loss [abstract]
Financial asset at fair value through profit or loss
Note 8. Financial asset at fair value through profit or loss

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Capped call transactions (refer to note 14)	28,300	-
Electricity financial asset	-	6,530
Total current financial assets at fair value through profit or loss	28,300	6,530

Non-current assets
Prepaid forward contract (refer to note 14)	56,017	-

Electricity financial asset - Reconciliation
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

Opening fair value	6,530	-
Additions	15,686	28,332
Financial asset realized	(6,530)	(18,354)
Revaluation decrements (unrealized loss)	-	(3,448)
Close-out costs	(7,211)	-
Transfer to prepayment	(8,475)	-

Closing fair value	-	6,530
Capped call transactions and prepaid forward contract
On 6 December 2024, the Group issued convertible notes and has separately entered into privately negotiated capped call transactions and prepaid forward share purchase contract. Refer to Note 14 for further information related to the convertible notes and related financial instruments.
Electricity financial asset
A subsidiary of the Company previously entered into a Power Supply Agreement ("PSA") for the procurement of electricity at the Childress site.

Under the PSA, the subsidiary had the right to purchase a fixed quantity of electricity in advance at a fixed price however, the subsidiary had no obligation to take physical delivery of electricity purchased. For any unused electricity purchased, the subsidiary sold the unused electricity to the counterparty of the PSA at the prevailing spot price at the time of curtailment.

As the PSA met the definition of a financial instrument under IAS 32, it was previously accounted for as a financial asset at fair value through profit and loss under IFRS 9.

An addendum to the PSA was signed on 23 August 2024 which allows for the purchase of electricity at spot price based on actual usage. The addendum resulted in the payment of a liquidation payment of $7,211,000 to exit positions previously entered into under the fixed quantity and price arrangements. As such, this liquidation fee is recognized as a realized loss on financial asset.

The addendum to the PSA does not meet the definition of a financial instrument under IAS 32, accordingly there is no corresponding financial asset recognized as at 31 December 2024.
Realized loss on financial asset
During the six months period ended 31 December 2024 a realized loss of $4,215,000 (31 December 2023: gain of $3,119,000) was incurred comprising of the liquidation payment of $7,211,000, $452,000 realized loss on fixed price contracts incurred in July 2024, partially offset by the reversal of the $3,448,000 unrealized loss recorded on fixed price contracted amounts outstanding at 30 June 2024.